SHAREHOLDERS EQUITY (Tables)	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS EQUITY
Summary of Share Capital
	Common shares
Shareholding structure	Amount	%
Controlling shareholders	672,312,930	36.02%
Board of directors and executive officers	26,204,828	1.40%
Free float	1,164,305,209	62.38%
Outstanding shares	1,862,822,967	99.80%
Treasury shares	3,747,965	0.20%
Total	1,866,570,932	100.00%

Schedule of dividend receivable
	Investments in associates (i)	Investments in joint venture	Total
Balance as of January 1, 2023	161,147	—	161,147
Proposed dividends	273,346	626,653	899,999
Proposed interest on own capital	—	588,078	588,078
Income tax	—	(88,256)	(88,256)
Discontinued operation	(62,699)	—	(62,699)
Other movements	(81,053)	—	(81,053)
Dividends received	(254,905)	(906,534)	(1,161,439)
Balance as of December 31, 2023	35,836	219,941	255,777
Proposed dividends	1,175,775	119,647	1,295,422
Other movements	(84,945)	—	(84,945)
Dividends received	(1,018,794)	(293,912)	(1,312,706)
Balance as of December 31, 2024	107,872	45,676	153,548

(i)	See composition of the balance in note 9.1.b

Schedule of dividend payable
Change in dividends payable
Consolidated
Balance as of January 1, 2023	892,006
Declared dividends	2,239,495
Dividends paid	(2,582,447)
Balance as of December 31, 2023	549,054
Declared dividends and other (i)	2,994,771
Dividends paid to preferred shareholders	(668,022)
Dividends paid	(2,779,081)
Balance as of December 31, 2024	96,722
(i)	The value of the dividend per share in the year ended December 31, 2024 was R$1.58 real. (R$1.27 real on December 31, 2023).

Summary of Other Comprehensive (Loss) Income
	12/31/2023	Comprehensive (loss) income	12/31/2024
Loss on cash flow hedge	(2,042,427)	(393,651)	(2,436,078)
Foreign currency translation differences	841,409	537,111	1,378,520
Actuarial gain (loss) on defined benefit plan	(257,794)	162,598	(95,196)
Deferred tax on actuarial losses of defined benefit plan	87,650	(55,283)	(32,367)
Loss on measurement of derivative financial instrument	15,000	—	15,000
Change in the fair value of a financial asset	39,726	—	(39,726)
Deferred income tax on financial asset	(13,507)	—	(13,507)
Predecessor adjustment	1,381,798	—	(1,381,798)
Total	51,855	250,775	302,630

Attributable to:
Owners of the Company	314,325	251,530	565,855
Non-controlling interests	(262,470)	(755)	(263,225)

	12/31/2022	Comprehensive (loss) income	12/31/2023
Loss on cash flow hedge	(1,917,194)	(125,233)	(2,042,427)
Foreign currency translation differences	1,013,910	(172,501)	841,409
Actuarial loss on defined benefit plan	(186,244)	(71,550)	(257,794)
Deferred tax on actuarial losses of defined benefit plan	63,323	24,327	87,650
Loss on measurement of derivative financial instrument	15,000	—	15,000
Change in the fair value of a financial asset	39,726	—	39,726
Deferred income tax on financial asset	(13,507)	—	(13,507)
Predecessor adjustment	1,381,798	—	1,381,798
Total	396,812	(344,957)	51,855

Attributable to:
Owners of the Company	567,546	(253,221)	314,325
Non-controlling interests	(170,734)	(91,736)	(262,470)

	12/31/2021	Comprehensive (loss) income	12/31/2022
Loss on cash flow hedge	(1,917,917)	723	(1,917,194)
Foreign currency translation differences	96,362	917,548	1,013,910
Actuarial loss on defined benefit plan	(266,574)	80,330	(186,244)
Deferred tax on actuarial losses of defined benefit plan	90,635	(27,312)	63,323
Loss on measurement of derivative financial instrument	15,000	—	15,000
Change in the fair value of a financial asset	5,794	33,932	39,726
Deferred income tax on financial asset	(1,970)	(11,537)	(13,507)
Predecessor adjustment	1,381,798	—	1,381,798
Total	(596,872)	993,684	396,812

Attributable to:
Owners of the Company	(521,609)	1,089,155	567,546
Non-controlling interests	75,263	(95,471)	(170,734)